Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

12.         Leases

Lessee

The Group has operating and finance leases, which primarily consist of office space and equipment. The Group’s leases include options to extend the lease term. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Group has operating leases for office and dormitories in the United States and China. The leases have remaining lease terms of up to two years.

Leases recorded on the consolidated balance sheets are summarized as follows:

	December 31,	December 31,
	2022	2023
	US$	US$
Lease Assets
Finance lease assets
Property and equipment, net	—	—
Real estate properties held for lease, net	—	—
Total	—	—
Operating lease ROU assets	5,707,986	1,615,626

Lease Liabilities
Current
Current portion of finance lease	—	—
Current portion of operating lease	3,780,853	2,228,329
Total	3,780,853	2,228,329
Non-current
Finance lease, net of current portion	—	—
Operating lease, net of current portion	3,310,116	338,252
Total	3,310,116	338,252

The components of lease expenses recognized are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2022	2023
	US$	US$
Operating lease cost:
Operating lease cost	3,497,729	2,528,841
Short-term lease cost	710,161	508,273
Finance lease cost:
Amortization of finance lease assets	—	—
Interest on the lease liabilities	69,672	—

Total lease cost	4,277,562	3,037,114

Supplemental cash flow information related to leases was as follows:

	Year ended	Year ended
	December 31,	December 31,
	2022	2023
	US$	US$
Operating cash flows for operating leases	3,996,599	1,996,744
Operating cash flows for finance leases	—	—
Financing cash flows for finance leases	5,207,694	—

Maturities of lease liabilities are as follows:

	December 31,
	2023
	Finance Leases	Operating Leases
	US$	US$
Year ending December 31, 2024	—	2,106,680
Year ending December 31, 2025	—	509,924
Year ending December 31, 2026	—	267,157
Year ending December 31, 2027	—	65,876
Total lease payments	—	2,949,638
Less: imputed interest	—	(145,230)
Present value of lease liabilities	—	2,804,408

Other supplemental information related to lease terms and discount rates are summarized below:

	December 31,	December 31,
	2022	2023
Weighted-average remaining lease term (years)
Operating leases	2.03	1.79
Finance leases	—	—
Weighted-average discount rate
Operating leases	7.42%	6.48%
Finance leases	—%	—